Inventories (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials	$ 1,139,868	$ 1,090,884	$ 830,121
Work in progress	134	57,308	1,838
Finished goods	2,353	1,354
Gross Inventory	1,142,355	1,149,546	831,959
Less reserve for obsolescence	(218,034)	(218,229)	(229,230)
Total inventories	$ 924,321	$ 931,317	$ 602,729